Rule 497(e)
Registration Nos. 333-176976 and 811-22245

FIRST TRUST EXCHANGE-TRADED FUND III
(the “Trust”)

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF
FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF
FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF
FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF
(the “Funds”)

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2018

DATED APRIL 2, 2018

Notwithstanding anything to the contrary in the statement of additional information for the Funds, the table in the sub-section entitled “Other Accounts Managed” in the section entitled “Sub-Advisor” in the statement of additional information is replaced in its entirety with the following:

Portfolio Manager	Type of Account Managed	Number of Accounts	$ Assets (In Millions)	Number of Accounts with Performance Based Fees	Assets of Accounts with Performance Based Fees
Adam Grossman
	Registered Investment Companies	2	$106.7	N/A	N/A
	Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
	Other Accounts	16,574	$6,224.8	N/A	N/A
Chris Konstantinos
	Registered Investment Companies	2	$106.7	N/A	N/A
	Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
	Other Accounts	16,574	$6,224.8	N/A	N/A
Rebecca Felton
	Registered Investment Companies	2	$106.7	N/A	N/A
	Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
	Other Accounts	18,482	$6,411.4	N/A	N/A
Scott Hays
	Registered Investment Companies	2	$106.7	N/A	N/A
	Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
	Other Accounts	16,574	$6,224.8	N/A	N/A

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND STATEMENT OF ADDITIONAL INFORMATION FOR
FUTURE REFERENCE